Intangible Assets - Schedule of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 15,249		R$ 14,621		R$ 12,953
Additions	248		187		119
Disposals	(62)		(94)		(57)
Amotization	(1,146)		(1,055)		(956)
Transfers	2,517		1,590		2,562
Ending balance	16,806		15,249		14,621
Intangible Assets under Development [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	196		206		161
Additions	214		158		106
Disposals			(3)
Amotization
Transfers	90		165		61
Ending balance	320		196		206
Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8		9		10
Additions
Disposals
Amotization	(1)		(1)		(1)
Transfers		[1]		[2]		[3]
Ending balance	7		8		9
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4		4		5
Additions
Disposals
Amotization	(1)				(1)
Transfers
Ending balance	3		4		4
Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	14,284		13,555		11,807
Additions	24		3
Disposals	(62)		(81)		(57)
Amotization	(1,000)		(914)		(817)
Transfers	2,582		1,721		2,622
Ending balance	15,828		14,284		13,555
Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	697		832		966
Additions
Disposals
Amotization	(133)		(135)		(134)
Transfers
Ending balance	564		697		832
Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	60		15		4
Additions	10		26		13
Disposals			(10)
Amotization	(11)		(5)		(3)
Transfers	25		34		1
Ending balance	84		60		15
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	15,053		14,415		12,792
Additions	34		29		13
Disposals	(62)		(91)		(57)
Amotization	(1,146)		(1,055)		(956)
Transfers	2,607		1,755		2,623
Ending balance	R$ 16,486		R$ 15,053		R$ 14,415

[1]	The transfers were made between concession contract assets to Intangible assets: in 2024 of R$2,517 (R$1,590 in 2023).
[2]	The transfers were made between concession contract assets to Intangible assets: R$1,590 in 2023 (R$2,448 in 2022).
[3]	The main transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448.